Investment Strategy	May 01, 2026
Boston Trust Asset Management Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Boston Trust Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock.
Boston Trust Midcap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Boston Trust Walden Inc. (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies.
Boston Trust SMID Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities.

Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies.
Boston Trust Walden Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with at least 25% of the Fund’s assets invested in each of the following categories: (i) fixed income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash and (ii) domestic and foreign equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Boston Trust Walden Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock.
Boston Trust Walden Midcap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies.
Boston Trust Walden SMID Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; weapons systems; and fossil fuels. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies.
Boston Trust Walden Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2000® Index was between $6 million and $31 billion.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies.
Boston Trust Walden International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities include common stock and any rights to purchase common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2025, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $4.6 billion to $419.4 billion. “Assets” means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time

(relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries.